Dreyfus Premier Investment Fund, Inc.

- Dreyfus Emerging Asia Fund

Incorporated herein by reference is the definitive version of the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 1, 2014 (SEC Accession No. 0000881773-14-000040).